One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

August 5, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Virtus Stone Harbor Emerging Markets Income Fund Registration Statement on Form N-2 (File No. 811-22473)

Ladies and Gentlemen:

Enclosed for filing on behalf of Virtus Stone Harbor Emerging Markets Income Fund (the “Fund”), a closed-end management investment company, is the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940.

This filing is for the registration and issuance of common shares of beneficial interest of the Fund, $0.001 par value per share, in accordance with the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 860-503-1116.

Sincerely,

/s/ Kathryn L. Santoro

Kathryn L. Santoro